accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
accounts payable and accrued liabilities
Trade accounts payable	$ 998	$ 996
Accrued liabilities	1,341	1,342
Payroll and other employee-related liabilities	564	674
Interest payable	255	235
Indirect taxes payable and other	151	144
Total	$ 3,309	$ 3,391